Property and Equipment (Tables)	6 Months Ended
Sep. 30, 2023
Property and Equipment [Abstract]
Schedule of Property and Equipment Consist	Property and equipment consist of the following:
								In (US$)
Description	ROU-office premises	Building	Plant and equipment	Furniture and fittings	Vehicles	Office equipments	Computer equipments	Total
Gross carrying value
As at 31 March, 2022	-	-	-	-	-	-	-	-
Additions			540,982		19,970		294	561,246
Acquisition through business combination (refer to Note 20)	25,111	32,006	7,349,465	-	17,600	-	4,200	7,428,382
As at 30 September, 2022	25,111.00	32,006	7,890,447	-	37,570	-	4,494	7,989,628
Additions	461,420	-	2,326,888	11,802	24,396	796	26,856	2,852,158
Acquisition through business combination (refer to Note 20)	25,111	32,006	7,349,465	-	17,600	-	4,200	7,428,382
As at 31 March, 2023	486,531	32,006	9,676,353	11,802	41,996	796	31,056	10,280,540
Additions	27,323	-	1,533,385	4,647	560	-	42	1,565,957
As at 30 September, 2023	513,854	32,006	11,209,738	16,449	42,556	796	31,098	11,846,497

Accumulated depreciation and impairment loss
As at 31 March, 2022	-	-	-	-	-	-	-	-
Charge for the year	4,863	236	284,983	-	1,397	-	1,598	293,077
As at 30 September, 2022	4,863	236	284,983	-	1,397	-	1,598	293,077
Charge for the year	50,845	462	616,304	421	7,307	61	4,613	680,013
As at 31 March, 2023	50,845	462	616,304	421	7,307	61	4,613	680,013
Charge for the year	54,377	226	384,507	702	2,629	223	3,183	445,847
As at 30 September, 2023	105,222	688	1,000,811	1,123	9,936	284	7,796	1,125,860

Net block as at 31 March, 2022	-	-	-	-	-	-	-	-
Net block as at 30 Sept 2022	20,248	31,770	7,605,464	-	36,173	-	2,896	7,696,551
Net block as at 31 March, 2023	435,686	31,544	9,060,049	11,381	34,689	735	26,443	9,600,527
Net block as at 30 Sept 2023	408,632	31,318	10,208,927	15,326	32,620	512	23,302	10,720,637